REVOLVING FINANCING (Narrative) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) mo d
Revolving Financing 1		$ 3,000,000
Revolving Financing 2		85.00%
Revolving Financing 3		65.00%
Revolving Financing 4		3.25%
Revolving Financing 5		$ 30,000
Revolving Financing 6		0.083%
Revolving Financing 7		0.35%
Revolving Financing 8		2.00%
Revolving Financing 9		5.00%
Revolving Financing 10		$ 628,782.94
Revolving Financing 11		500,000
Revolving Financing 12		900,000
Revolving Financing 13		100,000
Revolving Financing 14		$ 5,000,000
Revolving Financing 15 | mo		24
Revolving Financing 16 | mo		12
Revolving Financing 17 | d		30
Revolving Financing 18		2.00%
Revolving Financing 19		$ 475,273
Revolving Financing 1	$ 3,000,000
Revolving Financing 2	85.00%
Revolving Financing 3	65.00%
Revolving Financing 4	3.25%
Revolving Financing 5	$ 30,000
Revolving Financing 6	0.083%
Revolving Financing 7	0.35%
Revolving Financing 8	2.00%
Revolving Financing 9	5.00%